Unaudited Condensed Consolidated Statements of Comprehensive (Loss) Income - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Revenues		$ 39,932,329	$ 26,729,054
Cost of revenues		(31,423,088)	(14,926,118)
Gross profit		8,509,241	11,802,936
Operating expenses:
Selling expenses		(735,970)	(78,369)
General and administrative expenses		(5,597,888)	(4,229,947)
Research and development expenses		(14,444,400)	(5,808,899)
Impairment loss of intangible assets		(38,438,830)
Total operating expenses		(59,217,088)	(10,117,215)
(Loss) income from operations		(50,707,847)	1,685,721
Other income (expenses):
Interest income		58,236	25,227
Interest expenses		(69,386)	(145,354)
Change in fair value of warrant liability		128,286	3,734,131
Other income, net		143	24,095
Total other income, net		117,279	3,638,099
(Loss) income before income taxes		(50,590,568)	5,323,820
Income tax expense		(69,168)	(284,284)
Net (loss) income		(50,659,736)	5,039,536
Net loss attributable to non-controlling interest		(24,625)	(99)
Net (loss) income attributable to Global Mofy AI Limited		(50,635,111)	5,039,635
Comprehensive income
Net (loss) income		(50,659,736)	5,039,536
Foreign currency translation gain (loss)		1,445,379	(761,865)
Total comprehensive (loss) income		(49,214,357)	4,277,671
Comprehensive loss attributable to non-controlling interests		35,937	4,716
Comprehensive (loss) income attributable to Global Mofy AI Limited		$ (49,250,294)	$ 4,272,955
(Losses) earnings per common share
Basic (in Dollars per share)	[1]	$ (70.22)	$ 59.7
Diluted (in Dollars per share)	[1]	$ (69.66)	$ 43.56
Weighted average number of common shares outstanding
Basic (in Shares)	[1]	721,129	84,414
Diluted (in Shares)	[1]	726,837	115,704

[1]	Retrospectively adjusted to reflect the effect of a 50-to-1 reverse stock split effective June 11, 2026 (see Note 10).